EARNINGS PER SHARE - Basic and Diluted Net Income per Common Stock (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Denominator
Weighted average of common stock outstanding - basic (in shares)	396.2	391.7
Weighted average of common stock outstanding - diluted (in shares)	400.9	396.5
Net Income per Share
Earnings per share - basic (in dollars per share)	$ 0.05	$ 1.15
Earnings per share - diluted (in dollars per share)	$ 0.05	$ 1.13
Class A Shares
Numerator
Net income, basic	$ 19	$ 449
Net income, diluted	$ 19	$ 449
Denominator
Weighted average of common stock outstanding - basic (in shares)	396.2	391.7
Dilutive effect of conversion of options and escrowed shares using treasury stock method (in shares)	4.7	4.8
Weighted average of common stock outstanding - diluted (in shares)	400.9	396.5
Net Income per Share
Earnings per share - basic (in dollars per share)	$ 0.05	$ 1.15
Earnings per share - diluted (in dollars per share)	$ 0.05	$ 1.13
Class B Shares
Numerator
Net income, basic	$ 0	$ 0
Net income, diluted	$ 0	$ 0
Denominator
Weighted average of common stock outstanding - basic (in shares)	0.0	0.0
Dilutive effect of conversion of options and escrowed shares using treasury stock method (in shares)	0.0	0.0
Weighted average of common stock outstanding - diluted (in shares)	0.0	0.0
Net Income per Share
Earnings per share - basic (in dollars per share)	$ 0.05	$ 1.15
Earnings per share - diluted (in dollars per share)	$ 0.05	$ 1.15